UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner              New York, New York                       08/14/07
[Signature]                    [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $4,289,157
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


                           Form 13F Information Table
                 Name of Reporting Manager: Icahn Management LP


COLUMN 1          COLUMN 2    COLUMN 3          COLUMN 4           COLUMN 5       COLUMN 6        COLUMN 7           COLUMN 8

NAME OF           TITLE                     VALUE    SHRS OR      SH/   PUT/     INVESTMENT       OTHER          Voting Authority
ISSUER            OF CLASS    CUSIP        (x$1000)  PRN AMT      PRN   CALL     DISCRETION       MANAGER     SOLE   SHARED     NONE
------            --------    -----        --------  -------      ---   ----     ----------       -------     ----   ------     ----
ADVENTRX PHARMA-
CEUTICALS INC.     COM      00764X103        8,787   3,459,459    SH                Sole           n/a       3,459,459

ALCAN INC.         COM      013716105       95,609   1,176,000    SH                Sole           n/a       1,176,000

ALCOA INC.         COM      013817101      142,666   3,520,000    SH                Sole           n/a       3,520,000

ANADARKO PETE      COM      032511107      235,010   4,520,294    SH                Sole           n/a       4,520,294
CORP.

BEA SYS INC.       COM      073325102      108,757   7,944,293    SH                Sole           n/a       7,944,293

BIOGEN IDEC INC.   COM      09062X103      146,590   2,740,000    SH                Sole           n/a       2,740,000

BLOCKBUSTER INC.   CL A     093679108       39,597   9,187,280    SH                Sole           n/a       9,187,280

BLOCKBUSTER INC.   CL B     093679207       17,411   4,452,905    SH                Sole           n/a       4,452,905

CSX CORP.          COM      126408103      131,634   2,920,000    SH                Sole           n/a       2,920,000

CLEAR CHANNEL      COM      184502102       55,468   1,466,640    SH                Sole           n/a       1,466,640
COMMUNICATIONS

CYBERONICS INC.    COM      23251P102       33,785   2,008,612    SH                Sole           n/a       2,008,612

ENZON PHARMA-      COM      293904108       13,659   1,740,001    SH                Sole           n/a       1,740,001
CEUTICALS INC.

GLOBAL PMTS INC.   COM      37940X102       39,998   1,008,779    SH                Sole           n/a       1,008,779

KRAFT FOODS INC.   CL A     50075N104      138,180   3,920,000    SH                Sole           n/a       3,920,000

LEAR CORP.         COM      521865105      341,712   9,595,953    SH                Sole           n/a       9,595,953

LINCOLN NATL CORP  COM      534187109       45,862     646,400    SH                Sole           n/a         646,400
IND

LIONS GATE
ENTMNT CORP.       COM      535919203       45,443   4,119,918    SH                Sole           n/a       4,119,918
                   NEW

MACYS INC.         COM      55616P104       94,221   2,368,560    SH                Sole           n/a       2,368,560

MEADWESTVACO CORP. COM      583334107      133,549   3,781,120    SH                Sole           n/a       3,781,120

MOTOROLA INC.      COM      620076109      978,644  55,290,640    SH                Sole           n/a      55,290,640

PRIDE INTL INC DEL COM      74153Q102      169,591   4,527,245    SH                Sole           n/a       4,527,245

QUEST RESOURCE     COM      748349305       10,138     868,002    SH                Sole           n/a         868,002
CORP.              NEW

REGENERON
PHARMACEUTICALS    COM      75886F107       40,679   2,270,024    SH                Sole           n/a       2,270,024

ROWAN COS INC.     COM      779382100      132,759   3,239,600    SH                Sole           n/a       3,239,600

TALISMAN ENERGY    COM      87425E103       92,784   4,800,000    SH                Sole           n/a       4,800,000
INC.

TELIK INC.         COM      87959M109       14,050   4,156,663    SH                Sole           n/a       4,156,663

TEMPLE-INLAND INC. COM      879868107      372,071   6,046,992    SH                Sole           n/a       6,046,992

TIME WARNER INC.   COM      887317105      272,114  12,933,159    SH                Sole           n/a      12,933,159

UNUM GROUP         COM      91529Y106      104,987   4,020,960    SH                Sole           n/a       4,020,960

WCI CMNTYS INC.    COM      92923C104       80,338   4,816,450    SH                Sole           n/a       4,816,450

WILLIAMS COS INC.  COM      969457100      153,064   4,840,724    SH                Sole           n/a       4,840,724
DEL


                      Total:             4,289,157